Financial Risk Management - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Provision for doubtful trade receivables	$ 59
Guarantees granted by third parties	$ 945	$ 873	$ 737
Exchange rate to convert pesos to U.S. dollars variation	356.00%
Percentage of variable rate financial loans to total loans	8.00%
Credit risk other financial assets national government and direct agencies accounts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit and investments with the National Government, direct agencies and companies with government participation	$ 1,015
Percentage of credit and investments with the National Government, direct agencies and companies with government participation	38.00%
Interest rate risk [member] | LIBOR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 4
Variable interest rate	1.50%
Interest rate risk [member] | BADLAR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 44
Interest rate risk [member] | BADLAR [member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.10%
Interest rate risk [member] | BADLAR [member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	5.00%
Interest rate risk [member] | SOFR [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 607
Interest rate risk [member] | SOFR [Member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.25%
Interest rate risk [member] | SOFR [Member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	8.50%
Interest rate risk [member] | CDI Rate [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 7
Interest rate risk [member] | CDI Rate [Member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	0.34%
Interest rate risk [member] | CDI Rate [Member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	6.00%
Interest rate risk [member] | SELIC [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans accrued	$ 2
Interest rate risk [member] | SELIC [Member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	2.75%
Interest rate risk [member] | SELIC [Member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	4.90%
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount available for liquidity	$ 1,123
Cash	230
Other liquid financial assets	893
Other investments freely available	$ 217